Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [Abstract]
Earnings per share
Note 22.- Earnings per share

Basic earnings per share have been calculated by dividing the profit/(loss) attributable to equity holders of the Company by the average number of outstanding shares.

Diluted earnings per share for the year 2021 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 725,041 shares to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Diluted earnings per share for the year 2020 was calculated considering the potential issuance of 3,347,305 shares on settlement of the Green Exchangeable Notes. Diluted earnings per share equal basic earnings per share for the year 2019.

	For the year ended December 31,
Item	2021	2020	2019
Profit/(loss) from continuing operations attributable to Atlantica	(30,080)	11,968	62,135
Average number of ordinary shares outstanding (thousands) - basic	111,008	101,879	101,063
Average number of ordinary shares outstanding (thousands) - diluted	114,523	103,392	101,063
Earnings per share for the year (US dollar per share) - basic	(0.27)	0.12	0.61
Earnings per share for the year (US dollar per share) - diluted	(0.26)	0.12	0.61